Income Taxes - Schedule of Effective Tax Rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Effective Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%	21.00%
State statutory income tax rate, net of effect of state income tax deductible to federal income tax	7.01%	7.00%	7.40%
Permanent difference (non-deductible expenses)	0.05%	0.10%	0.04%
Effective tax rate	28.06%	28.10%	28.44%